PROVISIONS - Change in Provision due to Claim rate sensitivity (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
5% increase
Disclosure of other provisions [line items]
Increase / (decrease) in provision	£ 18
5% decrease
Disclosure of other provisions [line items]
Increase / (decrease) in provision	£ (18)